Related Parties - Summary of Transactions with Related Parties (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Grupo Carso, SAB de CV [member]
Disclosure of transactions between related parties [line items]
Materials purchased from subsidiaries	$ 5,622,791	$ 9,829,991	$ 9,547,530
Network maintenance service cost	778,191	789,253	812,247
Associates [member]
Disclosure of transactions between related parties [line items]
Software service expense	13,784	15,695	705,074
Seguros Inbursa SA and Fianzas Guardiana Inbursa, SA [member]
Disclosure of transactions between related parties [line items]
Insurance premium	$ 2,541,703	$ 3,330,038	$ 2,406,058